united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
23,027		Blue Capital Reinsurance Holdings, Ltd.			414,486
		(Cost - $460,540)
Principal Amount ($) *			Coupon Rate (%)	Maturity
		BONDS & NOTES - 61.7%
		AEROSPACE / DEFENSE - 0.7%
2,000,000		Raytheon Co.	3.1250	10/15/2020	2,109,230
2,000,000		United Technologies Corp.	6.1250	2/1/2019	2,242,018
					4,351,248
		AGRICULTURE - 0.4%
2,000,000		Philip Morris International, Inc.	4.5000	3/26/2020	2,206,476

		BANKS - 6.8%
2,000,000	EUR	Banco Espanol de Credito SA (a)	0.9940	Perpetual	1,163,197
2,000,000		Credit Agricole SA (a,b)	1.4565	6/10/2020	1,996,564
7,900,000		ING Bank NV (a)	4.1250	11/21/2023	7,940,646
3,000,000		JP Morgan Chase & Co.	2.7500	6/23/2020	3,034,236
5,000,000		JP Morgan Chase & Co. (a)	5.0000	Perpetual	4,681,250
7,000,000		JP Morgan Chase & Co. (a)	7.9000	Perpetual	6,991,250
250,000		KeyBank NA	2.5000	12/15/2019	252,905
1,660,000		KeyCorp.	2.9000	9/15/2020	1,664,311
2,000,000		US Bancorp	2.9500	7/15/2022	2,026,976
3,000,000		Wells Fargo & Co.	3.0000	1/22/2021	3,083,247
7,610,000		Wells Fargo & Co. (a)	7.9800	Perpetual	7,838,300
					40,672,882
		BEVERAGES - 0.3%
2,000,000		PepsiCo, Inc.	2.7500	3/1/2023	2,053,732

		BIOTECHNOLOGY - 0.7%
2,000,000		Amgen, Inc.	3.8750	11/15/2021	2,139,706
2,000,000		Gilead Sciences, Inc.	2.5500	9/1/2020	2,034,070
					4,173,776
		CHEMICALS - 0.3%
2,000,000		EI du Pont de Nemours & Co.	2.8000	2/15/2023	1,976,604

		COMMERCIAL SERVICES - 0.7%
3,000,000		Hertz Corp.	6.7500	4/15/2019	3,000,330
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,057,040
					4,057,370
		COMPUTERS - 0.7%
4,000,000		International Business Machines Corp.	3.3750	8/1/2023	4,158,220

		DIVERSIFIED FINANCIAL SERVICES - 5.3%
5,655,000		Cantor Fitzgerald LP (b)	7.8750	10/15/2019	6,215,840
2,000,000		Cantor Fitzgerald LP (b)	6.5000	6/17/2022	2,088,366
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,000,650
9,000,000		Nelnet, Inc. (a) +	3.9781	9/29/2036	6,480,000
9,200,000		Scottrade Financial Services, Inc. (b)	6.1250	7/11/2021	9,915,972
					31,700,828
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
3,000,000		Emerson Electric Co.	2.6250	12/1/2021	3,060,108

		HEALTHCARE - PRODUCTS - 0.3%
2,000,000		Abbott Laboratories	2.0000	3/15/2020	1,981,960

		HEALTHCARE - SERVICES - 0.3%
1,700,000		UnitedHealth Group, Inc.	1.9000	7/16/2018	1,716,476

		INSURANCE - 2.9%
1,639,000		Fairfax Financial Holdings Ltd.	7.3750	4/15/2018	1,772,172
3,000,000		Fairfax Financial Holdings Ltd. (b)	5.8000	5/15/2021	3,190,992
8,053,000		ING Capital Funding Trust III (a)	4.2067	Perpetual	7,902,006
2,000,000		Progressive Corp.	3.7500	8/23/2021	2,118,890
2,000,000		Sirius International Group Ltd. (a,b)	7.5060	Perpetual	2,015,000
					16,999,060
See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		INTERNET - 0.5%
3,000,000		Amazon.com, Inc.	2.5000	11/29/2022	3,012,411

		LODGING - 0.1%
853,333		Hilton Worldwide Finance LLC	3.5000	10/25/2020	850,133

		MACHINERY - CONSTRUCTION & MINING - 0.4%
2,000,000		Caterpillar, Inc.	3.9000	5/27/2021	2,138,472

		MACHINERY - DIVERSIFIED - 1.3%
2,000,000		Case New Holland, Inc. (b)	7.8750	12/1/2017	2,141,000
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,141,000
3,000,000		John Deere Capital Corp.	3.9000	7/12/2021	3,230,103
					7,512,103
		MEDIA - 0.9%
2,000,000		Comcast Corp.	5.7000	5/15/2018	2,182,776
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	976,875
2,000,000		Walt Disney Co.	1.1000	12/1/2017	2,001,856
					5,161,507
		MINING - 1.6%
1,200,000		Glencore Finance Canada Ltd. (b)	3.6000	1/15/2017	1,188,549
2,000,000		Glencore Finance Canada Ltd. (b)	2.7000	10/25/2017	1,930,762
8,000,000		Glencore Funding LLC (a,b)	1.9820	1/15/2019	6,620,000
					9,739,311
		OIL & GAS - 2.4%
5,000,000		Marathon Oil Corp.	5.9000	3/15/2018	4,541,075
9,240,000		Petrobras Global Finance BV (a)	2.7620	1/15/2019	6,976,200
6,500,000		Transocean, Inc.	7.5000	4/15/2031	3,006,250
					14,523,525
		OTHER ABS - 28.2%
2,000,000		ACAS CLO Ltd. 2013-1A D (a,b)	4.2238	4/20/2025	1,706,487
1,000,000		Apidos CLO XVI 2013-16A B (a,b)	3.4196	1/19/2025	963,409
8,000,000		ARES XII CLO Ltd 2007-2X C (a,b)	3.8791	11/25/2020	7,891,681
5,000,000		ARES XXX CLO Ltd. 2014-30A D (a.b)	3.4738	4/20/2023	4,710,356
4,000,000		Avery Point IV CLO 2014-1A D (a,b) +	4.1186	4/25/2026	3,520,000
2,000,000		Babson CLO Ltd 2011-I A C (a,b)	3.3531	9/28/2021	1,911,922
2,500,000		Bluemountain CLO III Ltd 2007-3A D (a,b)	1.9258	3/17/2021	2,371,065
8,000,000		Callidus Debt Partners Clo Fund VI Ltd. 2006-1A E (a,b)	3.6186	10/23/2021	7,522,891
9,000,000		Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.8195	6/19/2021	8,684,379
4,500,000		Centurion CDO 9 Ltd. 2005-9A C (a,b)	2.4696	7/17/2019	4,250,685
4,500,000		CIFC Funding Ltd. 2006-2A B1L Ltd. (a,b)	2.2351	3/1/2021	4,383,932
4,814,852		CIFC Funding Ltd. 2006-2A B2L Ltd. (a,b)	4.6351	3/1/2021	4,698,940
5,500,000		Doral CLO II Ltd. 2012-2AB (a,b)	3.1346	5/26/2023	5,259,504
2,410,000		Dryden 34 Senior Loan Fund 2014-34A E (a,b)	5.4220	10/15/2026	1,661,837
4,000,000		Dryden XXIII Senior Loan Fund 2012-23A BR (a,b)	3.5720	7/17/2023	3,835,802
2,100,000	EUR	Eaton Vance CDO X PLC 2007-10X C1 (a)	0.3550	2/22/2027	2,131,362
6,000,000		Eaton Vance Clo 2015-1A C Ltd. (a,b)	3.2240	10/20/2026	5,612,125
3,000,000		Foothill CLO Ltd. 2007-1AE (a,b)	4.1182	2/22/2021	2,932,249
4,000,000		Fortress Credit BSL Ltd. 2013-1A D (a,b)	4.1196	1/19/2025	3,386,788
4,000,000		Four Corners CLO III Ltd. 2006-3AD (a,b)	2.1213	7/22/2020	3,775,319
10,000,000		Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	2.0695	12/20/2020	9,859,948
2,440,000		Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.7156	8/1/2022	2,400,477
4,000,000		Gulf Stream - Compass CLO 2007-1AB (a,b)	1.5211	10/28/2019	3,974,216
5,000,000		HarbourView CLO 2006-1 6A D (a,b)	4.3031	12/27/2019	4,812,534
8,040,000		Hillmark Funding Ltd. 2006-1AB (a.b)	1.3182	5/21/2021	7,387,401
8,250,000		Inwood Park CDO Ltd. 2006-1A D (a,b)	2.0238	1/20/2021	7,782,051
1,134,697		Jersey Street CLO Ltd. 2006-1A C (a,b)	1.3738	10/20/2018	1,122,196
3,000,000		Jersey Street CLO Ltd. 2006-1A D (a,b)	2.1738	10/20/2018	2,959,776
3,904,000		Landmark IX CDO Ltd. 2007-9A E (a,b)	4.1220	4/15/2021	3,531,147
3,000,000		LCM IX LP 9AE (a,b)	4.8236	7/14/2022	2,905,447
3,500,000		LCM X LP 10A CR (a,b)	3.4720	4/15/2022	3,436,275
6,700,000		Liberty CLO Ltd. 2005-1A A4 (a,b)	1.1656	11/1/2017	6,684,093
3,000,000		Monroe Capital BSL CLO Ltd. 2015-1A D (a,b)	4.5682	5/22/2027	2,565,136
5,000,000		Navigare Funding II CLO Ltd. 2007-2A D (a,b)	2.3196	4/17/2021	4,762,959
2,000,000		Neuberger Berman CLO XVIII Ltd. (a,b)	5.8682	11/14/2025	1,374,495

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	OTHER ABS - 28.2% (Continued)
3,500,000	Nob Hill CLO Ltd. 2006-1A C (a,b)	1.4182	8/15/2018	3,497,755
4,750,000	OZLM XIV Ltd. 2015-14A D (a,b)	6.7321	1/15/2029	3,667,676
5,000,000	Schiller Park 2007-1A C (a,b)	1.3486	4/25/2021	4,809,231
4,000,000	Shinnecock CLO 2006-1A D (a,b)	2.4220	7/15/2018	3,879,479
2,000,000	Subdbury Mill CLO Ltd. 2013-1A D (a,b)	4.1196	1/17/2026	1,596,398
4,000,000	Symphony CLO IX LP 2012-9A C (a,b)	3.8696	4/16/2022	3,984,520
				168,203,943
	PHARMACEUTICALS - 0.9%
2,000,000	AbbVie, Inc.	3.2000	11/6/2022	2,019,564
2,000,000	Merck & Co., Inc.	2.3500	2/10/2022	2,009,004
1,500,000	Pfizer, Inc.	3.0000	6/15/2023	1,554,452
				5,583,020
	RETAIL - 2.9%
5,000,000	Best Buy Co., Inc.	5.0000	8/1/2018	5,204,250
2,000,000	Costco Wholesale Corp.	1.7000	12/15/2019	2,016,416
1,000,000	Dollar General Corp.	4.1250	7/15/2017	1,031,986
2,000,000	Home Depot, Inc.	2.0000	6/15/2019	2,039,820
2,000,000	McDonald's Corp.	5.3500	3/1/2018	2,146,302
2,000,000	Target Corp.	3.8750	7/15/2020	2,185,932
2,500,000	Yum! Brands, Inc.	3.8750	11/1/2020	2,415,625
				17,040,331
	SEMICONDUCTORS - 1.2%
4,000,000	Intel Corp.	2.4500	7/29/2020	4,093,968
2,000,000	QUALCOMM, Inc.	2.2500	5/20/2020	2,021,900
1,000,000	Texas Instruments, Inc.	2.2500	5/1/2023	984,201
				7,100,069
	SOFTWARE - 1.0%
3,000,000	Microsoft Corp.	2.3750	2/12/2022	3,053,295
3,000,000	Oracle Corp.	2.5000	5/15/2022	3,018,522
				6,071,817
	TRANSPORTATION - 0.4%
2,000,000	United Parcel Service, Inc.	5.1250	4/1/2019	2,213,898

	TOTAL BONDS & NOTES (Cost - $383,137,488)			368,259,280

	BANK LOANS - 0.6%
1,944,862	Hertz Corp. (a)	4.0000	3/11/2018	1,941,225
1,400,000	Hilton Worldwide Finance (a)	3.5000	10/25/2020	1,397,382
	TOAL BANK LOANS (Cost - $3,358,603)			3,338,607

	CONVERTIBLE BONDS - 3.8%
	INVESTMENT FIRMS - 1.9%
7,766,000	Ares Capital Corp.	4.7500	1/15/2018	7,824,245
100,000	Prospect Capital Corp.	5.5000	8/15/2016	99,000
4,500,000	Prospect Capital Corp.	4.7500	4/15/2020	3,442,500
				11,365,745
	REITS - 1.9%
12,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	11,197,500

	TOTAL CONVERTIBLE BONDS (Cost - $24,225,055)			22,563,245

Shares		Dividend Rate (%)
	PREFERRED STOCKS - 3.0%
	AUCTION RATE PREFERRED STOCKS - 0.2%
39	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.5120	Perpetual	975,000
27	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.6170	Perpetual	675,000
				1,650,000
	INVESTMENT COMPANIES - 0.1%
21,600	Medley Capital Corp.	6.5000	1/30/2021	487,728

	PIPELINES - 2.7%
366,400	Kinder Morgan, Inc.	9.7500	10/26/2018	16,015,344

	TOTAL PREFERRED STOCKS (Cost - $17,860,012)			18,153,072

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016

Shares					Value ($)
SHORT - TERM INVESTMENT - 27.6%
MONEY MARKET FUND - 27.6%
164,589,506		Federated Treasury Obligations Fund 0.17% (a)
		(Cost - $164,589,506)			164,589,506

		TOTAL INVESTMENTS - 96.8% (Cost - $593,631,204) (i)			$ 577,318,196
		OTHER ASSETS LESS LIABILITIES - 3.2%			18,968,410
		NET ASSETS - 100.0%			$ 596,286,606

		ABS - Asset Backed Security	EUR - Euro
		REIT - Real Estate Investment Trust	CLO - Collateralized Loan Obligation
		REMICs - Real Estate Mortgage Investment Conduits	CDO - Collateralized Debt Obligation
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	*	Principal is in US Dollar unless otherwise noted.
	+	The value of this security has been determined in good faith under the policies of the Board of Trustees.
	(a)	Variable rate security; the rate shown represents the rate at February 29, 2016.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2016, these securities amounted to $214,573,126 or 36.0% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Principal only bond - non income producing.
	(e)	Collateralized mortgage obligation (CMO).
	(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
	(g)	The Advisor or Trustees have determined these securities to be illiquid. At February 29, 2016, these securities amounted to $1,650,000 or 0.3 % of net assets.
	(h)	Rate shown represents the dividend rate as of February 29, 2016.
	(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $594,114,307 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 2,484,168
				Unrealized Depreciation:	(19,280,279)
				Net Unrealized Depreciation:	$ (16,796,111)

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 71.4%
	ASSET BACKED - 10.4%
166,667	OnDeck Capital, Inc. (a,b)	7.0000	3/31/2016	169,338
500,000	OnDeck Capital, Inc. (a,b)	7.0000	4/30/2016	508,885
833,333	OnDeck Capital, Inc. (a,b)	7.0000	6/30/2016	850,827
4,000,000	OnDeck Capital, Inc. (a,b)	7.0000	4/30/2017	4,176,516
3,000,000	OnDeck Capital, Inc. (a,b)	6.0000	8/15/2017	3,116,040
				8,821,606
	BANKS - 0.1%
100,000	ING Bank NV (b)	4.1250	11/21/2023	100,514

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
3,000,000	Nelnet, Inc. (b)	3.9781	9/29/2036	2,160,000

	HOLDING COMPANIES - 2.1%
2,000,000	Leucadia National Corp.	5.5000	10/18/2023	1,786,598

	INSURANCE - 1.9%
4,000,000	Genworth Holdings, Inc. - Class A (b)	6.1500	11/15/2066	860,000
750,000	ING Capital Funding Trust III (b)	4.2067	Perpetual	735,938
				1,595,938
	MINING - 4.2%
2,000,000	Glencore Finance Canada Ltd (c)	2.7000	10/25/2017	1,930,762
2,500,000	Kinross Gold Corp.	6.8750	9/1/2041	1,606,250
				3,537,012
	OIL & GAS - 14.8%
2,000,000	Canadian Oil Sands Ltd. (c)	7.9000	9/1/2021	2,188,848
400,000	Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	449,800
2,100,000	Gazprom OAO Via Gaz Capital SA	9.2500	4/23/2019	2,361,450
2,000,000	Marathon Oil Corp.	5.9000	3/15/2018	1,816,430
50,000	Petrobras International Finance Co. (b)	2.7620	1/15/2019	37,750
3,641,000	Petrobras International Finance Co.	5.3750	1/27/2021	2,739,852
2,000,000	Transocean, Inc.	7.1250	12/15/2021	1,105,000
3,970,000	Transocean, Inc.	7.5000	4/15/2031	1,836,125
				12,535,255
	OTHER ABS - 27.4%
2,000,000	Ares XII CLO Ltd. 2007-12A D (b,c)	3.8791	11/25/2020	1,972,920
1,750,000	Avery Point IV CLO Ltd. 2014-1A D (b,c) +	4.1186	4/25/2026	1,540,000
4,000,000	Callidus Debt Partners Clo Fund VI Ltd. 6A C (b,c)	3.6186	10/23/2021	3,761,446
2,500,000	Cavalry CLO V Ltd. 2014-5A D (b,c)	4.1196	1/16/2024	2,178,600
2,000,000	Fortress Credit BSL Ltd. 2013-1A C (b,c)	3.5196	1/19/2025	1,878,215
2,000,000	Fortress Credit BSL Ltd. 2013-1A D (b,c)	4.1196	1/19/2025	1,693,394
2,000,000	Hillmark Funding Ltd. 2006-1A B (b,c)	1.3182	5/21/2021	1,837,662
2,000,000	Inwood Park CDO Ltd. 2006-1A D (b,c)	2.0238	1/20/2021	1,886,558
2,500,000	LCM IX LP 9A E (b,c)	4.8236	7/14/2022	2,421,206
1,708,971	Madison Park Funding IV Ltd. 2007-4A E (b,c)	4.1855	3/22/2021	1,573,188
2,000,000	Monroe Capital BSL CLO 2015-1 Ltd. 2015-1A D (b,c)	4.5682	5/22/2027	1,710,091
2,000,000	Sudbury Mill CLO Ltd. 2013-1A D (b,c)	4.1196	1/17/2026	798,199
				23,251,479
	RETAIL - 3.4%
1,500,000	Outerwall, Inc.	5.8750	6/15/2021	1,087,500
2,000,000	Yum! Brands, Inc.	3.7500	11/1/2021	1,828,750
				2,916,250
	TELECOMMUNICATIONS - 4.6%
3,500,000	Frontier Communications	9.0000	8/15/2031	2,870,000
1,000,000	GTP Acquisition Partners I LLC (c)	3.4820	6/16/2025	1,010,250
				3,880,250

	TOTAL BONDS & NOTES (Cost - $69,330,359)			60,584,902

	CONVERTIBLE BONDS - 5.5%
	REITS - 5.5%
5,000,000	IAS Operating Partnership LP (c) (Cost - $4,847,500)	5.0000	3/15/2018	4,665,625

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2016
Shares		Dividend Rate (%)	Maturity	Value ($)
PREFERRED STOCKS - 5.8%
PIPELINES - 5.8%
112,700	Kinder Morgan, Inc. (Cost - $4,725,871)	9.7500	10/26/2018	4,926,117

SHORT-TERM INVESTMENTS - 13.6%
MONEY MARKET FUND - 13.6%
11,513,593	Federated Treasury Obligations Fund 0.17% (b)
	(Cost - $11,513,593)			11,513,593

	TOTAL INVESTMENTS - 96.3% (Cost - $90,417,323) (d)			$ 81,690,237
	OTHER ASSETS LESS LIABILITIES - 3.7%			3,162,654
	NET ASSETS - 100.0%			$ 84,852,891

REIT - Real Estate Investment Trust
ABS - Asset Backed Securities
CLO - Collateralized Loan Obligation
CDO - Collateralized Debt Obligation
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
Principal is in US Dollar unless otherwise noted.
+	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(a)	The Advisor or Trustees have determined these securities to be illiquid at February 29, 2016, these securities amounted to $8,821,606 or 10.4% of net assets.
(b)	Variable rate security; the rate shown represents the rate at February 29, 2016.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 29, 2016, these securities amounted to $33,496,763 or 39.4% of net assets.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,417,367 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 684,596
			Unrealized Depreciation:	(9,411,726)
			Net Unrealized Depreciation:	$ (8,727,130)

See accompanying notes to financial statements.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" Procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quareterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2016 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 414,486	$ -	$ -	$ 414,486
Bonds & Notes	-	368,259,280	-	368,259,280
Bank Loans	-	3,338,607	-	3,338,607
Convertible Bonds	-	22,563,245	-	22,563,245
Preferred Stock	16,503,072	1,650,000	-	18,153,072
Short-Term Investments	164,589,506	-	-	164,589,506
Total Investments	$ 181,507,064	$ 395,811,132	$ -	$ 577,318,196
Asset -Derivative
Forward Currency Contracts	$ -	$ 1,001,224	$ -	$ 1,001,224
Total Assets	$ 181,507,064	$ 396,812,356	$ -	$ 578,319,420
Liabilities -Derivative
Forward Currency Contracts	$ -	$ (569,078)	$ -	$ (569,078)

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 60,584,902	$ -	$ 60,584,902
Convertible Bonds	-	4,665,625	-	4,665,625
Preferred Stock	4,926,117	-	-	4,926,117
Short-Term Investments	11,513,593	-	-	11,513,593
Total Investments	$ 16,439,710	$ 65,250,527	$ -	$ 81,690,237
Asset- Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ 254,588	$ -	$ 254,588
Total Assets	$ 16,439,710	$ 65,505,115	$ -	$ 81,944,825
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$ -	$ (358,236)	$ -	$ (358,236)
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

At February 29, 2016, Leader Short-Term Bond Fund and Leader Total Return Fund had the following open forward foreign currency contracts:

Leader Short-Term Bond Fund
					Unrealized
	Settlement	Local	Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	4/1/2016	Fifth Third Bank	18,500,000	$ 20,691,000	$ (558,128)
To Sell:
British Pound	4/1/2016	Fifth Third Bank	4,000,000	$ 5,572,895	$ 537,905
Euro	4/1/2016	Deutsche Bank	1,900,000	2,067,700	(10,950)
Euro	4/1/2016	Fifth Third Bank	23,910,000	26,020,377	463,319
Total:			29,810,000	$ 33,660,972	$ 990,274

				Net unrealized appreciation on forward foreign currency contracts:	$ 432,146
Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	4/1/2016	Fifth Third Bank	6,930,000	$ 7,541,665	$ (278,989)
Swiss Franc	4/1/2016	Fifth Third Bank	1,850,000	1,861,103	(40,233)
Total:			8,780,000	$ 9,402,768	$ (319,222)
To Sell:
British Pound	4/1/2016	Fifth Third Bank	700,000	$ 975,257	$ 94,133
Euro	4/1/2016	Deutsche Bank	3,000,000	3,264,790	(17,290)
Euro	4/1/2016	Fifth Third Bank	9,850,000	10,719,394	(21,724)
Swiss Franc	4/1/2016	Fifth Third Bank	1,850,000	1,861,103	160,455
Total:			15,400,000	$ 16,820,544	$ 215,574

				Net unrealized depreciation on forward foreign currency contracts:	$ (103,648)
The notional value of the derivative instruments outstanding as of February 29, 2016 as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 4/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 4/29/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 4/29/2016